Debt (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Debt Disclosure [Abstract]
Schedule of FHLB, Advances, Maturity Summary
The following outlines our Federal Home Loan Bank advances and other final maturity dates as of September 30, 2016:

September 30, 2016
(Dollars in millions)
2016	$1,030
2017	50
2018	125
2019	—
Thereafter	1,277
Total	$2,482

The following table outlines the Company’s Federal Home Loan Bank advance final maturity dates as of December 31, 2015.

December 31, 2015
(Dollars in millions)
2016	$2,291
2017	50
2018	125
2019	—
Thereafter	1,075
Total	$3,541

Schedule of Long-Term Debt Instruments
The following table presents long-term debt:

	September 30, 2016		December 31, 2015
	(Dollars in millions)
Senior Notes
Senior notes, matures 2021	$246	6.125%	$—
Trust Preferred Securities
Floating Three Month LIBOR
Plus 3.25%, matures 2032	$26	4.11%	$26	3.85%
Plus 3.25%, matures 2033	26	3.93%	26	3.57%
Plus 3.25%, matures 2033	26	3.88%	26	3.85%
Plus 2.00%, matures 2035	26	2.68%	26	2.32%
Plus 2.00%, matures 2035	26	2.68%	26	2.32%
Plus 1.75%, matures 2035	51	2.60%	51	2.26%
Plus 1.50%, matures 2035	25	2.18%	25	1.82%
Plus 1.45%, matures 2037	25	2.30%	25	1.96%
Plus 2.50%, matures 2037	16	3.35%	16	3.01%
Total Trust Preferred Securities	$247		$247
Total long-term debt	$493		$247

Long-term debt at December 31, 2015 and 2014, included the following:

	December 31,
	2015		2014
	(Dollars in millions)
Trust Preferred Securities	Amount	Interest Rate	Amount	Interest Rate
Floating Three Month LIBOR
Plus 3.25%, matures 2032	$26	3.85%	$26	3.50%
Plus 3.25%, matures 2033	26	3.57%	26	3.48%
Plus 3.25%, matures 2033	26	3.85%	26	3.51%
Plus 2.00%, matures 2035	26	2.32%	26	2.23%
Plus 2.00%, matures 2035	26	2.32%	26	2.23%
Plus 1.75%, matures 2035	51	2.26%	51	1.99%
Plus 1.50%, matures 2035	25	1.82%	25	1.73%
Plus 1.45%, matures 2037	25	1.96%	25	1.69%
Plus 2.50%, matures 2037	16	3.01%	16	2.74%
Subtotal	$247		$247
Notes associated with consolidated VIEs
Floating One Month LIBOR
Plus 0.46% (1), matures 2018 (3)	$—		$42	0.63%
Plus 0.16% (2), matures 2019 (4)	—		42	0.33%
Total long-term debt	$247		$331

(1)	The Note accrued interest at a rate equal to the least of (i) one month LIBOR plus 0.46 percent (ii) the net weighted average coupon, and (iii) 16.00 percent.

(2)
The interest rate for the notes may adjust monthly and will be subject to (i) a cap based on the weighted average of the loan rates on the mortgage loans, minus the rates at which certain fees and expenses of the issuing entity are calculated and minus any required spread and adjusted for actual days and (ii) a fixed cap of 16.00 percent.

(3)	In June 2015, the Company exercised a clean-up of the outstanding debt. The par value for the debt was $43 million at December 31, 2014.

(4)	In December 2015, the Company exercised a clean-up of the outstanding debt. The par value for the debt was $45 million at December 31, 2014.